WARRANTS LIABILITY (Details 3) - February 3, 2016 Warrants [Member]	12 Months Ended
Dec. 31, 2016
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Dividend yield	0.00%
Risk-free interest rate	1.20%
Expected term (years)	3 years
Volatility	203.00%